Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of (Loss) Income Before Provision for Income Taxes

(Loss) income before provision for income taxes consisted of:

	For the Years Ended June 30,
	2025	2024	2023
Outside China	$(445,386)	$(120,000)	$(216,100)
China	(596,442)	(1,441,607)	1,082,831
(Loss) income before provision for income taxes	$(1,041,828)	$(1,561,607)	$866,731

Schedule of Income Tax Benefits (Expenses)

Income tax (benefit) expense consisted of the following:

	For the Years Ended June 30,
	2025	2024	2023
Current
China	$173,203	$1,834	$475,841
Deferred
China	(199,452)	(189,554)	(223,230)
Income tax (benefit) expense	$(26,249)	$(187,720)	$252,611

Schedule of Statutory Tax Rate to Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years Ended June 30,
	2025	2024	2023
Income tax at expected tax rates	25.0%	25.0%	25.0%
Non-deductible expenses	(10.3)%	(6.9)%	18.2%
Effect of PRC preferential tax rate (1)	9.2%	(1.0)%	(31.3)%
Non-PRC entities not subject to PRC tax	(10.7)%	(1.9)%	6.2%
Allowance for DTA (2)	(9.5)%	(1.8)%	10.7%
Other	(1.2)%	(1.3)%	0.3%
Effective tax rate	2.5%	12.1%	29.1%

(1)

Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022; and the preferential rate of 15% was extended to October 2025. Effective tax rate increased by 9.2%, decreased by 1.0% and 31.3% for the years ended June 30, 2025, 2024 and 2023, respectively.

For the year ended June 30, 2025, net income generated by Li Bang Kitchen Appliance was offset by losses of other subsidiaries of the Company, therefore the preferential tax rate of Li Bang Kitchen Appliance increased the overall effective tax rate of the Company.

(2)	The Company incurred net loss for the years ended June 30, 2025 and 2024. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred income tax assets (DTA), resulting in the decrease in effective tax rate in fiscal years 2025 and 2024.

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Components of deferred tax assets and liabilities were as follows:
	As of June 30,
	2025	2024
Allowance for expected credit losses	$690,158	$533,345
Deferred tax assets, net	$690,158	$533,345

Schedule of Taxes Payable

Taxes payable consisted of the following:

	As of June 30,
	2025	2024
VAT	$938,643	$1,014,959
Income taxes	2,238,075	2,168,507
Dividend withholding	88,128	88,521
Other	3,570	1,240
Total	$3,268,416	$3,273,227